Segment and Geographic Information - Summary of Property and Equipment, Net by Geographic Location (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment, net	$ 24,806	$ 23,159
United States [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment, net	11,363	11,031
United Kingdom [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment, net	7,677	7,883
Australia [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment, net	2,886	192
South Africa [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment, net	2,569	3,736
Other [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment, net	$ 311	$ 317